UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders

 (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

New Jersey Tax-Free Bond Fund

Investor Class (NJTFX)

This semi-annual shareholder report contains important information about New Jersey Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Tax-Free Bond Fund - Investor Class	$28	0.57%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$344,852
Number of Portfolio Holdings	209

Portfolio Turnover Rate	11.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New Jersey	87.0%
Puerto Rico	5.5
New York	5.0
Pennsylvania	0.9
Guam	0.4
Delaware	0.3
Other	0.9

Industry Allocation (as a % of Net Assets)

Transportation	19.7%
Education	16.0
Health Care	14.3
Leasing	11.5
Housing	10.9
General Obligations - Local	8.5
Special Tax	5.1
Prerefunded	2.6
General Obligations - State	2.5
Other	8.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F47-053 10/25

New Jersey Tax-Free Bond Fund

Investor Class (NJTFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

New Jersey Tax-Free Bond Fund

I Class (TRJIX)

This semi-annual shareholder report contains important information about New Jersey Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Tax-Free Bond Fund - I Class	$22	0.44%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$344,852
Number of Portfolio Holdings	209

Portfolio Turnover Rate	11.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New Jersey	87.0%
Puerto Rico	5.5
New York	5.0
Pennsylvania	0.9
Guam	0.4
Delaware	0.3
Other	0.9

Industry Allocation (as a % of Net Assets)

Transportation	19.7%
Education	16.0
Health Care	14.3
Leasing	11.5
Housing	10.9
General Obligations - Local	8.5
Special Tax	5.1
Prerefunded	2.6
General Obligations - State	2.5
Other	8.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1100-053 10/25

New Jersey Tax-Free Bond Fund

I Class (TRJIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
NJTFX New Jersey Tax-Free
Bond Fund
TRJIX New Jersey Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE New Jersey Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 11 .45 $ 11 .36 $ 11 .08 $ 12 .09 $ 12 .38 $ 12 .59
Investment
activities
Net investment
income
(1)(2)
0 .19 0 .37 0 .33 0 .30 0 .29 0 .32
Net realized and
unrealized gain/
loss ( 0 .41 ) 0 .09 0 .28 ( 1 .01 ) ( 0 .27 ) ( 0 .18 )
Total from
investment
activities ( 0 .22 ) 0 .46 0 .61 ( 0 .71 ) 0 .02 0 .14
Distributions
Net investment
income ( 0 .19 ) ( 0 .37 ) ( 0 .33 ) ( 0 .30 ) ( 0 .29 ) ( 0 .32 )
Net realized gain — — — —
(3)
( 0 .02 ) ( 0 .03 )
Total distributions ( 0 .19 ) ( 0 .37 ) ( 0 .33 ) ( 0 .30 ) ( 0 .31 ) ( 0 .35 )
NET ASSET
VALUE
End of period $ 11 .04 $ 11 .45 $ 11 .36 $ 11 .08 $ 12 .09 $ 12 .38

T. ROWE PRICE New Jersey Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
( 1 .92 ) % 4 .10% 5 .61% ( 5 .83 ) % 0 .16% 1 .10%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .63%
(5)
0 .63% 0 .62% 0 .61% 0 .56% 0 .56%
Net expenses
after waivers/
payments by
Price Associates 0 .57%
(5)
0 .57% 0 .57% 0 .57% 0 .56% 0 .56%
Net investment
income 3 .46%
(5)
3 .25% 2 .98% 2 .69% 2 .35% 2 .59%
Portfolio turnover
rate 11 .1% 28 .2% 15 .0% 78 .9% 6 .5% 8 .4%
Net assets, end
of period (in
thousands) $217,561 $221,498 $220,733 $203,803 $334,446 $404,579
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Jersey Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 11 .45 $ 11 .36 $ 11 .07 $ 12 .08 $ 12 .38 $ 12 .58
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .39 0 .35 0 .32 0 .31 0 .33
Net realized and
unrealized gain/
loss ( 0 .42 ) 0 .08 0 .28 ( 1 .01 ) ( 0 .28 ) ( 0 .17 )
Total from
investment
activities ( 0 .22 ) 0 .47 0 .63 ( 0 .69 ) 0 .03 0 .16
Distributions
Net investment
income ( 0 .20 ) ( 0 .38 ) ( 0 .34 ) ( 0 .32 ) ( 0 .31 ) ( 0 .33 )
Net realized gain — — — —
(3)
( 0 .02 ) ( 0 .03 )
Total distributions ( 0 .20 ) ( 0 .38 ) ( 0 .34 ) ( 0 .32 ) ( 0 .33 ) ( 0 .36 )
NET ASSET
VALUE
End of period $ 11 .03 $ 11 .45 $ 11 .36 $ 11 .07 $ 12 .08 $ 12 .38

T. ROWE PRICE New Jersey Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
( 1 .94 ) % 4 .24% 5 .84% ( 5 .71 ) % 0 .21% 1 .31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .50%
(5)
0 .50% 0 .49% 0 .48% 0 .45% 0 .45%
Net expenses
after waivers/
payments by
Price Associates 0 .44%
(5)
0 .44% 0 .44% 0 .44% 0 .43% 0 .44%
Net investment
income 3 .59%
(5)
3 .39% 3 .11% 2 .85% 2 .47% 2 .71%
Portfolio turnover
rate 11 .1% 28 .2% 15 .0% 78 .9% 6 .5% 8 .4%
Net assets, end
of period (in
thousands) $127,291 $134,133 $128,083 $130,495 $119,890 $35,325
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Jersey Tax-Free Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.1%
DELAWARE  0.3%
Delaware River & Bay Auth., Series A, 5.00%, 1/1/49  1,000 1,024
1,024
GUAM  0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,292
1,292
NEW JERSEY  87.0%
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,050
Borough of Matawan, GO, 2.25%, 6/1/36  500 404
Borough of Matawan, GO, 2.375%, 6/1/37  500 397
Bridgewater-Raritan Regional School Dist., New Jersey School
Bonds, GO, 0.05%, 7/15/48  2,000 607
City of Summit, GO, 4.00%, 7/15/41  855 852
City of Summit, GO, 4.00%, 7/15/42  1,360 1,332
City of Summit, GO, 4.00%, 7/15/44  1,360 1,296
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  2,100 1,728
Essex County Improvement Auth., Charter School, 4.00%,
6/15/56  2,590 2,080
Essex County Improvement Auth., Essex County Family Court
Building Project, 5.00%, 3/17/26  1,000 1,013
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/54 (1) 500 464
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/64 (1) 775 701
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (2) 2,205 2,350
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3) 730 768
Gloucester County Improvement Auth., Rowan Univ., 5.00%,
7/1/54 (4) 1,250 1,259
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51  6,000 6,008
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series D, 5.75%, 10/15/48 (4) 425 464
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series E, 5.75%, 10/15/48 (4) 725 792
Middlesex County Improvement Auth., Rutgers Univ., Health +
Life Science, Series 2023A, 5.00%, 8/15/53  2,000 2,037
Middlesex County, Civic Square IV Redev ., COP, 5.00%,
10/15/31  1,465 1,579

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Monmouth County Improvement Auth., Governmental Pooled
Loan Project, 4.00%, 3/13/26  1,500 1,511
New Jersey, GO, 2.00%, 6/1/37  3,000 2,261
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  2,540 2,522
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,030
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/37  1,500 1,641
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38  1,000 1,081
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39  2,250 2,409
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (5) 1,500 1,361
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 1,030 1,031
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 2,300 2,244
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 2,000 1,808
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/54 (1) 600 536
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (5) 1,000 1,001
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,483
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 2,035 2,038
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (3)(5) 1,030 1,031
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 7,625 7,629
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (5) 2,000 2,001
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  260 257
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  2,470 2,197
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (5) 4,000 3,166
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (2) 810 825
New Jersey Economic Dev. Auth., Natural Gas Company
Project, Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (5) 1,500 1,493
New Jersey Economic Dev. Auth., North Star Academy Charter
School, 5.00%, 7/15/32  2,000 2,034
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (5) 1,870 1,884
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (3) 1,000 1,011

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (3) 3,250 3,228
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,500 3,980
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (1)(5) 250 256
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (1)(5) 1,830 1,867
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35 ( Prerefunded 6/15/27) (6) 1,000 1,046
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42 ( Prerefunded 6/15/27) (6) 2,250 2,354
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  2,770 2,867
New Jersey Economic Dev. Auth., Team Academy Charter
School Project, Series A, 5.00%, 12/1/48  500 487
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,250 1,082
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (5) 1,765 1,746
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (5) 3,250 3,057
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  2,305 1,905
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,783
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,510 5,754
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  2,500 2,462
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/35  1,000 1,021
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/36  1,640 1,669
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/37  2,000 2,030
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  1,500 1,390
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  40 40
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,600 1,174
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,241
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  5,000 3,562
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 4.25%, 7/1/54  1,500 1,336
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30  1,685 1,717
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/39  5,500 5,600
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,642

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  1,360 1,376
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,380
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 4,958
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.25%, 7/1/54  1,000 1,020
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,527
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,100 4,100
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41  1,500 1,468
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 773
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,406
New Jersey HCFFA, Virtua Health, Series B, VRDN, 2.85%,
7/1/43  2,510 2,510
New Jersey HCFFA, Virtua Health, Series C, VRDN, 2.85%,
7/1/43  610 610
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
5.00%, 12/1/32 (5) 2,500 2,631
New Jersey Higher Ed. Student Assistance Auth., Series 1C,
5.50%, 12/1/55 (5) 1,000 971
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.00%, 12/1/27 (5) 1,250 1,299
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.00%, 12/1/53 (5) 1,250 1,132
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.25%, 12/1/54 (5) 2,000 1,889
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (5) 1,500 1,508
New Jersey Housing & Mortgage Fin. Agency, Series A,
2.625%, 11/1/56  1,000 594
New Jersey Housing & Mortgage Fin. Agency, Series B,
3.375%, 11/1/27  500 504
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  3,000 3,003
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  1,500 1,502
New Jersey Housing & Mortgage Fin. Agency, Series E-1,
4.50%, 5/1/50  1,455 1,348
New Jersey Housing & Mortgage Fin. Agency, Series M, 4.75%,
10/1/40  3,000 3,002
New Jersey Housing & Mortgage Fin. Agency, Series M, 6.50%,
4/1/56  1,000 1,132

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Housing & Mortgage Fin. Agency, Forest Hill
House, Series A-1, 5.00%, 1/20/66  1,875 1,862
New Jersey Housing & Mortgage Fin. Agency, Montgomery
Gateway Apartment, Series A, 4.55%, 5/1/41  2,000 1,982
New Jersey Housing & Mortgage Fin. Agency, Riverview
Towers Apartment, Series 2024B, 5.25%, 12/20/65  3,425 3,486
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series A, 2.75%, 11/1/56  1,500 916
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  3,355 3,324
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  2,715 2,644
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  3,505 3,641
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 3,210 3,358
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,000 1,893
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,755 1,575
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,538
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 786
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,039
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 974
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 963
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  3,500 3,585
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  2,950 2,522
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,330
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  1,500 1,530
New Jersey Transportation Trust Fund Auth., Series CC,
5.50%, 6/15/50 ( Prerefunded 12/15/32) (6) 4,000 4,704
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49  1,000 927
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49 ( Prerefunded 12/15/28) (6) 780 834
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/44  1,500 1,515

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/45  1,000 1,007
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,000 2,641
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 920
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  4,010 4,341
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/44  2,325 2,410
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  9,510 9,557
New Jersey Turnpike Auth., Series B, 4.125%, 1/1/54  1,065 923
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,039
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,464
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  3,065 3,166
New Jersey Turnpike Auth., Series C, 5.00%, 1/1/45  2,000 2,055
Newark Housing Auth., Newark Redevelopment Project, 4.00%,
1/1/37  1,200 1,185
North Hudson Sewer Auth., 5.00%, 6/1/41 (3) 1,000 1,064
North Hudson Sewer Auth., 5.00%, 6/1/42 (3) 750 789
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  1,000 1,006
Passaic County Improvement Auth., Paterson Charter School,
4.50%, 7/1/40  1,200 1,143
Passaic County Improvement Auth., Paterson Charter School,
5.00%, 7/1/44  1,130 1,085
Princeton, GO, 3.00%, 12/1/38  2,310 2,003
Rutgers Univ., Series M, 5.00%, 5/1/34  1,000 1,013
Salem County, Atlantic City Electric, PCR, 2.25%, 6/1/29  3,000 2,857
Somerset County Improvement Auth., County Guaranteed
Lease, 4.00%, 9/1/50  5,885 5,178
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (5) 3,500 3,357
South Jersey Transportation Auth., Series A, 5.00%, 11/1/37 (4) 600 645
South Jersey Transportation Auth., Series A, 5.00%, 11/1/39 (4) 1,000 1,054
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,905 1,931
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,850 4,661
Township of Cherry Hill, GO, 4.00%, 7/15/39  550 554
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 700
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 691
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 681
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 674
Township of Franklin, GO, 2.00%, 3/15/36  1,255 1,034
Township of Franklin, GO, 2.00%, 3/15/38  1,280 988
Township of Franklin, GO, 2.00%, 3/15/39  1,280 955
Township of Piscataway, GO, 2.00%, 10/15/37  1,600 1,206

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Union County Improvement Auth., Administration Complex
Project, 4.125%, 4/15/54  3,000 2,617
300,127
NEW YORK  5.0%
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  1,000 1,002
Port Auth. of New York & New Jersey, Series 183, 4.00%,
12/15/38  1,000 977
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56  2,000 2,010
Port Auth. of New York & New Jersey, Series 205, 5.25%,
11/15/57  1,000 1,007
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (5) 5,000 5,140
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (5) 2,075 1,725
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (5) 555 553
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (5) 1,900 1,948
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/44  1,000 1,032
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/49  1,000 1,017
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/44 (5) 1,000 1,004
17,415
PENNSYLVANIA  0.9%
Delaware River Port Auth., 5.00%, 1/1/40  1,000 1,074
Delaware River Port Auth., 5.00%, 1/1/40 ( Prerefunded
9/29/25) (6) 2,000 2,004
3,078
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 1,729 1,085
Puerto Rico Commonwealth, GO, VR, 11/1/51 (7) 2,344 1,521
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 690 711
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 185
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  366 358
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  635 608

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  367 341
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 648
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,223 1,303
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 20 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(9) 150 99
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 40 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 50 33
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 65 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 80 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 320 212
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 160 106
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 70 46
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 45 30
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 20 13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 50 33
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 35 23
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 15 10
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 165 109
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 45 30

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 20 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,194 1,137
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,334 2,090
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,019
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,684 1,230
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  4,094 1,286
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,492 2,306
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  330 291
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 925
18,970
Total Investments in Securities
99.1% of Net Assets
(Cost $354,769) $ 341,906
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,618 and represents 2.8% of net assets.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Incorporated
(4) Insured by Build America Mutual Assurance Company
(5) Interest subject to alternative minimum tax.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Non-income producing
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $354,769) $ 341,906
Interest receivable 3,527
Receivable for shares sold 273
Cash 148
Other assets 35
Total assets 345,889
Liabilities
Payable for shares redeemed 718
Investment management fees payable 112
Due to affiliates 4
Other liabilities 203
Total liabilities 1,037
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 344,852
Net Assets Consist of:
Total distributable earnings (loss) $ (26,260)
Paid-in capital applicable to 31,243,650 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 371,112
NET ASSETS $ 344,852
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $217,561; Shares outstanding: 19,706,726) $ 11.04
I Class
(Net assets: $127,291; Shares outstanding: 11,536,924) $ 11.03

T. ROWE PRICE New Jersey Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 7,057
Expenses
Investment management 673
Shareholder servicing
Investor Class $ 172
I Class 15 187
Prospectus and shareholder reports
Investor Class 4
I Class 2 6
Custody and accounting 102
Registration 25
Legal and audit 22
Miscellaneous 8
Waived / paid by Price Associates (109)
Total expenses 914
Net investment income 6,143
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,271)
Change in net unrealized gain / loss on securities (11,709)
Net realized and unrealized gain / loss (12,980)
DECREASE IN NET ASSETS FROM OPERATIONS $ (6,837)

T. ROWE PRICE New Jersey Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,143 $ 11,504
Net realized loss (1,271) (1,846)
Change in net unrealized gain / loss (11,709) 4,376
Increase (decrease) in net assets from operations (6,837) 14,034
Distributions to shareholders
Net earnings
Investor Class (3,719) (7,045)
I Class (2,335) (4,329)
Decrease in net assets from distributions (6,054) (11,374)
Capital share transactions
*
Shares sold
Investor Class 32,146 44,643
I Class 12,077 17,281
Distributions reinvested
Investor Class 3,427 6,531
I Class 1,672 3,131
Shares redeemed
Investor Class (31,483) (52,081)
I Class (15,727) (15,350)
Increase in net assets from capital share
transactions 2,112 4,155
Net Assets
Increase (decrease) during period (10,779) 6,815
Beginning of period 355,631 348,816
End of period $ 344,852 $ 355,631
*Share information (000s)
Shares sold
Investor Class 2,908 3,920
I Class 1,097 1,512
Distributions reinvested
Investor Class 310 574
I Class 151 275
Shares redeemed
Investor Class (2,853) (4,577)
I Class (1,426) (1,351)
Increase in shares outstanding 187 353

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-
grade New Jersey municipal bonds. The fund has two classes of shares:
the New Jersey Tax-Free Bond Fund (Investor Class) and the New Jersey
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE New Jersey Tax-Free Bond Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $39,405,000 and
$37,545,000, respectively, for the six months ended August 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2025, the fund had
$13,086,000 of available capital loss carryforwards.
At August 31, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $354,769,000. Net unrealized loss aggregated
$12,863,000 at period-end, of which $2,065,000 related to appreciated investments and $14,928,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%

T. ROWE PRICE New Jersey Tax-Free Bond Fund

of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $549,000 remain subject to repayment by the fund at August 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $52,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
Investor
Class I Class
Expense limitation/I Class Limit 0.57% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(68) $(41)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F47-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025